BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2021
BASIS OF PREPARATION

NOTE 3: BASIS OF PREPARATION

These Consolidated Financial Statements have been prepared in accordance with IFRS issued by IASB and have been approved for issue by the Board of Directors dated March 10, 2022. Significant accounting policies adopted in the preparation of these Consolidated Financial Statements are described in Note 4, which have been consistently applied.

This consolidated financial information has been prepared under the historical cost convention, modified by the measurement of financial assets at fair value through profit or loss.

These accounting policies have been applied consistently by all Group companies.

Comparative figures related to impairment of financial assets losses (including gains or reversal of impairment losses, if applicable), calculated in accordance with the policy described in Note 4, have been disclosed pursuant to IAS 1, in Consolidated Statement of Comprehensive Income to keep the consistency in the presentation with the amounts of the current year.

The Company has revised its earnings per share, basic and diluted, as of December 31, 2020 and 2019 as compared to the numbers included in the originally issued financial statements due to an immaterial error in the calculation of the weighted average amount of outstanding shares. The impact of these changes is detailed below:

	As of December 31, 2020		As of December 31, 2019
	Previously reported	As revised	Previously reported	As revised
Weighted average amount of outstanding shares	40	1,572	48	1,799

Basic and diluted earning per share from continued operations	3.30	0.08	12.38	0.33
Basic and diluted (loss) earning per share from discontinued operations	(12.48)	(0.32)	2.04	0.05
Basic and diluted (loss) earning per share	(9.18)	(0.23)	14.42	0.38

Additionally, other reclassifications have been made to financial statements presented with comparative purposes to keep the consistency in the presentation with the amounts of the current year.